Other Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Other Financial Liabilities
Schedule of Other Financial Liabilities
	2020			2019
	Current	Non-current	Total	Current	Non-current	Total
	$	$	$	$	$	$
Other financial liabilities	-	977,237	977,237	-	-	-
Total	-	977,237	977,237	-	-	-

Schedule of Fair Value Assumptions of Financial Liabilities

The fair value has thus been estimated by using the Binomial pricing model based on the following assumptions based on observable market conditions that existed at the issue date and at June 30, 2020.

	2020	2020
Valuation date	June 30, 2020	April 3, 2020
Grant Date	April 3, 2020	April 3, 2020
Warrants issued	40,114,200	40,114,200
Underlying asset price	A$0.0050	A$0.0050
Risk free rate	0.398%	0.411%
Volatility	134%	140.54%
Exercise price presented in United States Dollar	US$0.00365	US$0.00365
Exchange rate at valuation date	A$1 to US$0.689	A$1 to US$0.712
Exercise price presented in Australian Dollar	A$0.0053	A$0.0061
Time to maturity of underlying warrants (years)	5	5
Value per warrant in Australian Dollar	A$0.0043	A$0.0044
Model used	Binomial	Binomial
Valuation amount	A$172,491	A$175,137

	2020	2020
Valuation date	June 30, 2020	April 23, 2020
Grant Date	April 23, 2020	April 23, 2020
Warrants issued	28,177,578	28,177,578
Underlying asset price	A$0.0050	A$0.0060
Risk free rate	0.398%	0.444%
Volatility	134%	142.70%
Exercise price presented in United States Dollar	US$0.00417	US$0.00417
Exchange rate at valuation date	A$1 to US$0.689	A$1 to US$0.712
Exercise price presented in Australian Dollar	A$0.0060	A$0.0065
Time to maturity of underlying warrants (years)	5	5
Value per warrant in Australian Dollar	A$0.0042	A$0.0053
Model used	Binomial	Binomial
Valuation amount	A$118,346	A$149,693

	2020	2020
Valuation date	June 30, 2020	June 1, 2020
Grant Date	June 1, 2020	June 1, 2020
Warrants issued	156,000,000	156,000,000
Underlying asset price	A$0.0050	A$0.0060
Risk free rate	0.398%	0.397%
Volatility	134.00%	142.94%
Exercise price presented in United States Dollar	US$0.00417	US$0.00417
Exchange rate at valuation date	A$1 to US$0.689	A$1 to US$0.712
Exercise price presented in Australian Dollar	A$0.0060	A$0.0061
Time to maturity of underlying warrants (years)	5	5
Value per warrant in Australian Dollar	A$0.0044	A$0.0054
Model used	Binomial	Binomial
Valuation amount	A$686,400	A$848,252